Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIE, and subsidiaries of its VIE. All inter-company transactions and balances have been eliminated upon consolidation.

(b) Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period and accompanying notes, including allowance for doubtful accounts, the useful lives of property and equipment and intangible asset, impairment of long-lived assets, deferred cost, and valuation for deferred tax assets. Actual results could differ from those estimates.

(c) Fair value measurements

The Company applies ASC Topic 820, Fair Value Measurements and Disclosures which defines fair value, establishes a framework for measuring fair value, and expands financial statement disclosure requirements for fair value measurements.

ASC Topic 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability.

ASC Topic 820 specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value. Unobservable inputs are valuation technique inputs that reflect the Company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Management of the Company is responsible for considering the carrying amount of cash, accounts receivable, advance to suppliers, prepaid expenses and other current assets, short-term bank loans, accounts payable, deferred revenue, taxes payable, and accrued liabilities and other payables based on the short-term maturity of these instruments to approximate their fair values because of their short-term nature.

(d) Cash

Cash consists of cash on hand and cash in banks. The Company maintains cash with various financial institutions in China. As of June 30, 2020 and 2021, cash balances were $1,359,137 and $1,319,977, respectively. The Company has not experienced any losses in bank accounts and believes it is not exposed to any risks on its cash in bank accounts.

(e) Accounts receivable, net

Accounts receivable represent the amounts that the Company has an unconditional right to consideration when the Company has satisfied its performance obligation. The Company does not have any contract assets since revenue is recognized when the promised services are provided and the payment from customers is not contingent on a future event. The Company maintains allowance for potential credit losses on accounts receivable. Management reviews the composition of accounts receivable and analyzes historical bad debt, customer concentrations, customer credit worthiness, current economic trends, and changes in customer payment patterns to estimate the allowance. Past due accounts are generally written off against the allowance for bad debts only after all collection attempts have been exhausted and the potential for recovery is considered remote.

(f) Advance to suppliers

Advance to suppliers primarily consists of the prepayments to the service and materials suppliers for the Company’s event hosting, planning, and execution. The Company maintains an allowance for doubtful accounts to state prepayments at their estimated realizable value based on a variety of factors, including the possibility of releasing the prepayments into services and materials, significant one-time events, and historical experience.

(g) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. Estimated useful lives are as follows:

Estimated Useful Life
Office equipment	3 - 5 Years
Motor vehicles	10 Years
Leasehold improvement	Shorter of useful life or lease term

(h) Intangible asset, net

Intangible asset is stated at cost less accumulated amortization and amortized in a method which reflects the pattern in which the economic benefits of the intangible asset are expected to be consumed or otherwise used up. The balance of intangible asset represents a production copyright that the Company purchased externally and is amortized straight-line over 10 years in accordance with the way the Company estimates to generate economic benefits from such copyright.

(i) Impairment of long-lived assets

In accordance with ASC Topic 360, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable, or at least annually. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its book value. The Company did not record any impairment charge for the years ended June 30, 2019, 2020 and 2021.

(j) Right-of-use assets

The Company has one operating lease for office, including an option to renew which is not at the Company’s sole discretion. The renewal to extend the lease term is not included in the Company’s right-of-use (“ROU”) assets and lease liability as they are not reasonably certain of exercise. The Company regularly evaluates the renewal option, and, when it is reasonably certain of exercise, the Company will include the renewal period in its lease term. New lease modifications result in re-measurement of the ROU assets and lease liability. The Company’s lease agreement does not contain any material residual value guarantees or material restrictive covenants.

Effective July 1, 2017, the Company adopted ASC 842, Leases using a modified retrospective transition method. In addition, the Company elected the package of practical expedients, which allowed the Company to not reassess whether any existing contracts contain a lease, to not reassess historical lease classification as operating or finance leases, and to not reassess initial direct costs. The Company has not elected the practical expedient to use hindsight to determine the lease term for its leases at transition. Adoption of ASC 842 resulted in the recording of operating lease ROU assets and corresponding operating lease liability as disclosed in Note 12 and had no impact on accumulated profit as of July 1, 2017. ROU assets and related lease obligation are recognized at commencement date based on the present value of remaining lease payments over the lease term.

The Company’s lease is classified as operating lease for the office space. Operating lease ROU assets are presented within non-current assets on the consolidated balance sheet and the operating lease liability is classified as current and non-current on the consolidated balance sheet.

(k) Value added tax (“VAT”)

The Company’s affiliated entities in the PRC, including WFOE, Pop Culture, and subsidiaries of Pop Culture, are subject to PRC VAT for providing services. The applicable VAT rate for these companies was 6% for the years ended June 30, 2019, 2020 and 2021.

The amount of VAT liability is determined by applying the applicable tax rates to the invoiced amount of services provided (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT). The Company reports revenue net of PRC VAT for all the periods presented in the consolidated statements of operations.

(l) Operating lease liability

Lease where substantially all the reward and risk of ownership of asset remain with the leasing company is accounted for as operating lease. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease period.

(m) Revenue recognition

On July 1, 2017, the Company adopted ASC 606, Revenue from Contracts with Customers, using the modified retrospective approach. The adoption of ASC 606 did not have a material impact on the Company’ s consolidated financial statements.

ASC 606 establishes principles for reporting information about the nature, amount, timing, and uncertainty of revenue and cash flows arising from the Company’s contracts to provide services to customers. The core principle of ASC 606 is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer;

Step 2: Identify the performance obligations in the contract;

Step 3: Determine the transaction price;

Step 4: Allocate the transaction price to the performance obligations in the contract; and

Step 5: Recognize revenue when the company satisfies a performance obligation.

The Company mainly generates revenue from event hosting, event planning and execution, and marketing, which includes brand promotion and other services.

Event hosting - The Company regularly hosts live concerts and hip-hop events, and operates hip-hop related online programs. The portfolio of hip-hop events includes a stage play, dance competitions, cultural and musical festivals, and promotional parties. The Company started to operate online hip-hop programs since 2020. The portfolio of online hip-hop programs includes street dance tutorial programs, collections of street dance performances videos, and collections of short music videos on trendy shoes and clothes related to hip-hop culture. The Company generates revenue from concerts, hip-hop events and online hip-hop programs by providing sponsorship packages to advertisers in exchange for sponsorship fees or by selling tickets for those concerts.

Event planning and execution - The Company provides customized event planning and execution services upon requests from its customers, which services generally entail design, logistics, layout of events, and coordination and supervision of the actual event set-up and implementation, and generates revenue through service fees.

Brand promotion - The Company provides brand promotion services, including trademark and logo design, visual identity system design, brand positioning, brand personality design, and digital solutions for service fees.

Other services - The Company also distributes advertisement for corporate customers for service fees.

The Company accounts for a contract of event hosting, event planning and execution, or brand promotion when it has legally enforceable rights and obligations and collectability of consideration is probable. Each contract typically contains one single performance obligation, which is to deliver a successful event, activity, qualified online program or video, or brand solution, and the contract price is fixed. Contract terms typically include a customary requirement for payment within 180 days after the Company successfully provides services, which is indicated by the customer’s signed acknowledgement of completion on such event, activity, online program, or brand solution by providing the Company with completion confirmation forms.

For event hosting, event planning and execution, and brand promotion, revenue is recognized at a point of time when services are successfully provided (e.g., upon successful carryout of an event), which is indicated by customer’s acknowledgement of completion on such event, activity, online program or video, or brand solution, as the customer neither simultaneously receives and consumes the benefits provided by the Company’s performance nor controls an increasingly enhanced asset or an asset with an alternative use to the customer as the Company performs. Event hosting, event planning and execution, and brand promotion projects are generally short term, which usually take less than three months.

For distribution of advertisements, the Company satisfies its performance obligation over time by measuring the progress based on time elapsed, as the customer simultaneously receives and consumes the benefit of service provided, during the period of time when the advertisement is displayed. Payment is usually required within 180 days after the completion of distribution.

The Company reports revenue on a gross basis for event hosting, event planning and execution, and brand promotion, as the Company takes risk and control of the event, activities, online program, or brand solution before they are transferred to customers. While in terms of advertisement distribution (other services), the Company reports revenue on a net basis since it only arranges the distribution of advertisements, instead of taking the risk and control of the distribution resources.

The Company applies a practical expedient to make no adjustment for the promised amount of consideration for the effects of a significant financing component as the Company expects, at contract inception, that the period between when the Company transfers a promised service to a customer and when the customer pays for that service will be one year or less.

The following table identifies the disaggregation of the Company’s revenue for the years ended June 30, 2019, 2020, and 2021, respectively:

	For the years ended June 30,
	2019	2020	2021
Revenue from operations:
Event hosting	$6,532,438	$7,630,377	$14,978,643
Event planning and execution	9,952,530	5,493,851	9,196,773
Brand promotion	2,432,720	2,241,869	750,315
Other services	114,078	321,983	600,826
Total revenue	$19,031,766	$15,688,080	$25,526,557

Contract liability

The Company presents the consideration that a customer pays before the Company transfers a service to the customer as a contract liability (deferred revenue) when the payment is made. Deferred revenue is the Company’s obligation to transfer services to a customer for which the Company has received consideration from the customer. As of June 30, 2020 and 2021 the balance of deferred revenue amounted to $1,764,608 and $1,648,847, respectively, and the movement of deferred revenue was as below.

Amount
June 30,2020	$1,764,608
Addition	8,070,036
Recognized as revenue within the year ended June 30, 2021	(8,185,797)
June 30,2021	$1,648,847

The Company applies a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. The Company has no material incremental costs of obtaining contracts with customers that the Company expects the benefit of those costs to be longer than one year which need to be recognized as assets.

(n) Cost of revenue

Cost of revenue consists primarily of event design costs, online program production costs, salary and benefits expenses, materials costs, and other related expenses.

(o) Selling and marketing costs

All costs related to selling and marketing are expensed as incurred. For the years ended June 30, 2019, 2020, and 2021, selling and marketing costs amounted to $133,332, $110,132, and $133,387, respectively.

(p) Income taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Company does not believe that there was any uncertain tax position as of June 30, 2020 and 2021.

The Company’s affiliated entities in the PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB100,000 ($14,563). In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. As of June 30, 2021, the tax years ended December 31, 2015 through December 31, 2020 for the Company’s affiliated entities in the PRC remain open for statutory examination by PRC tax authorities.

(q) Foreign currency translation

The reporting currency of the Company is the U.S. dollar (“USD”). The functional currency of the Company’s affiliated entities located in China is the Renminbi (“RMB”). For the entities whose functional currency is RMB, results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the unified exchange rate at the end of the period, and equity is translated at historical exchange rates. As a result, amounts relating to assets and liabilities reported on the statements of cash flows may not necessarily agree with the changes in the corresponding balances on the balance sheets. Translation adjustments resulting from the process of translating the local currency financial statements into USD are included in determining comprehensive income/loss. Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

The consolidated balance sheet amounts, with the exception of equity, at June 30, 2020 and 2021 were translated at RMB7.0697 to $1.00 and at RMB6.4579 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to consolidated statements of operations and cash flows for the years ended June 30, 2019, 2020, and 2021 were RMB6.8234 to $1.00, RMB7.0319 to $1.00, and RMB6.6228 to $1.00, respectively.

(r) Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential common shares (for example, convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. The Company had no dilutive securities as of and for the years ended June 30, 2019, 2020, and 2021.

(s) Comprehensive income

Comprehensive income consists of two components, net income and other comprehensive income (loss). The foreign currency translation gain or loss resulting from translation of the financial statements expressed in RMB to USD is reported in other comprehensive income (loss) in the consolidated statements of income and comprehensive income.

(t) Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a material loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

(u) Concentration and credit risk

Substantially all of the Company’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions require submitting a payment application form together with suppliers’ invoices, shipping documents, and signed contracts.

The Company maintains certain bank accounts in the PRC, where under the Deposit Insurance System in China, Hong Kong, and Cayman Islands. In China, a company’s deposits at one bank are insured for a maximum of RMB500,000 in the event of bank failure. In Hong Kong and Cayman Islands, deposits are not insured by Federal Deposit Insurance Corporation (“FDIC”) insurance or other insurance. As of June 30, 2020 and 2021, $219,767 and $1,314,910 of the Company’s cash were on deposit at financial institutions in the PRC, and $1,139,229 and $5,067 of the Company’s cash were on deposit at financial institutions in Hong Kong.

Accounts receivable are typically unsecured and derived from revenue earned from customers, thereby exposed to credit risk. The risk is mitigated by the Company’s assessment of its customers’ creditworthiness and its ongoing monitoring of outstanding balances.

The Company’s sales are made to customers that are located primarily in China. The Company has a concentration of its revenue and accounts receivable with specific customers. For the fiscal year ended June 30, 2019, three major customers accounted for approximately 12%, 11%, and 10% of the Company’s total revenue, respectively. For the fiscal year ended June 30, 2020, three major customers accounted for approximately 18%, 9%, and 9% of the Company’s total revenue, respectively. For the fiscal year ended June 30, 2021, three major customers accounted for approximately 23%, 12%, and 8% of the Company’s total revenue, respectively. As of June 30, 2020, the top five customers accounted for 66% of net accounts receivable as of June 30, 2020, with each customer representing 22%, 15%, 10%, 10%, and 9% of the net accounts receivable balance, respectively. As of June 30, 2021, the top five customers accounted for 58% of net accounts receivable as of June 30, 2021, with each customer representing 16%, 15%, 10%, 9%, and 8% of the net accounts receivable balance, respectively.

For the years ended June 30, 2019 and 2020, the Company purchased approximately 14% and 16% of its services from one major supplier. For the fiscal year ended June 30, 2021, the Company purchased approximately 14%, 13%, and 12% of its services from three major suppliers, respectively.

(v)  Segment reporting

The Company uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources, and assessing performance. The Company’s CODM has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

The Company’s CODM reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Company as a whole and hence, the Company has only one reportable segment. The Company operates and manages its business as a single segment. As the Company’s long-lived assets are substantially all located in the PRC and substantially all of the Company’s revenue is derived from within the PRC, no geographical segments are presented.

(w) Related parties

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management, and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all significant related party transactions in Note 10.

(x)  Non-controlling interests

A non-controlling interest in the VIE of the Company represents the portion of the equity (net assets) in the VIE that has not been pledged to WFOE, consequently not directly or indirectly attributable to the Company. Non-controlling interests are presented as a separate component of equity on the consolidated balance sheet and net income and other comprehensive income are attributed to controlling and non-controlling interests respectively.

On February 9, 2021, the Company issued 1,065,089 Class A ordinary shares to non-controlling shareholders of Pop Culture to acquire their 6.45% non-controlling interests in Pop Culture. See “Note 13—Ordinary Shares.” On February 19, 2021, the VIE Agreements were amended and restated, through which WFOE gained 100% control over Pop Culture. Upon this transaction, the Company consummated the acquisition of non-controlling interest in Pop Culture, and Pop Culture no longer have any non-controlling interest.

On August 18, 2020, Xiamen Sikai was incorporated, 49% of which represented a non-controlling interest. Since Xiamen Sikai had no profit or loss during the fiscal year ended June 30, 2021, no net income or net loss was allocated to non-controlling interest.

(y) Recent accounting pronouncements

In June 2016, the FASB amended guidance related to impairment of financial instruments as part of ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which a company recognizes an allowance based on the estimate of expected credit loss. The ASU is effective for public company for fiscal years, and interim periods within those fiscal years beginning after December 15, 2019. For all other entities including emerging growth companies, the ASU is effective for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. Early application is permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Company has adopted ASU 2016-13 since July 1, 2021, the impact of which on the Company’s consolidated financial statements was immaterial.

Recently issued ASUs by the FASB, except for the ones mentioned above, are not expected to have a significant impact on the Company’s consolidated results of operations or financial position. Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows, or disclosures.